Document and Entity Information	0 Months Ended
May 31, 2013
Risk/Return:
Document Type	497
Document Period End Date	May 31, 2013
Registrant Name	PNC FUNDS
Central Index Key	0000778202
Amendment Flag	false
Document Creation Date	Jun. 07, 2013
Document Effective Date	Jun. 07, 2013
Prospectus Date	Sep. 28, 2012
Class A & C Prospectus | PNC MID CAP VALUE FUND | CLASS A
Risk/Return:
Trading Symbol	PMCAX
Class A & C Prospectus | PNC MID CAP VALUE FUND | CLASS C
Risk/Return:
Trading Symbol	PMFCX
Class I Prospectus | PNC MID CAP VALUE FUND | CLASS I
Risk/Return:
Trading Symbol	PMVIX